INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 3,274
2019	911
2020	441
2021	431
2022 and thereafter	651
Amortized cost	$ 5,708	$ 11,383